Corporate Transactions - Acquisition of Leagold (Details) - Leagold - USD ($) $ in Millions		12 Months Ended
	Mar. 10, 2020	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Business combination shares issued (in shares)	0.331
Business combination share exchange ratio	0.331
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 5.9
Acquisition related costs		$ 4.6
Revenue of acquiree since acquisition date		360.7
Loss of acquiree since acquisition date		24.3
Revenue of combined entity as if combination occurred at beginning of period		934.9
Profit of combined entity as if combination occurred at beginning of period		$ 2.6